Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (5,556,579)	$ (51,518,840)	$ (79,057,610)	$ (31,328,711)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in losses of investment				7,564
Loss on sale of investment			221,101
Bad debt expense			371,364	556,890
Gain on sale of discontinued operations, net	(212,601)
Credit loss expense	(29,010)	112,475
Stock-based compensation expense	217,610	477,681	873,929	2,070,359
Loss on write off of fixed assets				1,045,179
Gain on forgiveness of PPP loan				(2,234,730)
Depreciation and amortization	594,759	3,976,224	7,834,712	5,735,150
Amortization of deferred contract cost	37,576	205,408	337,350	492,683
Non-cash interest expense		60,500	597,276	1,009,331
Foreign currency (gain) loss	(22,932)	14,689	(14,553)	(3,312)
Impairment of long-lived assets		39,600,587	61,778,605	14,383,310
Gain on extinguishment of debt				(186,177)
Change in fair value of convertible notes	1,048,457	1,727,000	2,884,273	1,365,904
Change in fair value of derivative liability		(51,896)	(63,178)	(248,198)
Change in fair value of contingent consideration			(4,016,194)
Changes in operating assets and liabilities:
Accounts receivable, net	167,318	(580,387)	197,647	849,785
Prepaid expenses and other current assets	343,846	23,530	257,555	(8,988)
Other assets			9,700
Accounts payable, accrued expenses and other current liabilities	(218,746)	119,355	(324,166)	1,610,470
Deferred income tax liabilities		(206,805)	(675,291)	(2,274,295)
Deferred revenue	(460,326)	(1,146,966)	(2,113,249)	(1,010,118)
Net cash used in operating activities	(4,090,628)	(7,187,445)	(10,900,729)	(8,167,904)
Cash flows from investing activities
Developed software additions		(1,737,120)	(4,345,260)	(5,427,230)
Fixed asset additions		(27,383)	(31,884)	(39,263)
Cash returned from business combination working capital settlement		400,000
Proceeds from sale of discontinued operations	600,000
Cash paid for business combinations and working capital settlement, net of cash acquired			400,000	(5,018,592)
Proceeds received from sale of investment			5,000
Net cash provided by (used in) investing activities	600,000	(1,364,503)	(3,972,144)	(10,485,085)
Cash flows from financing activities
Value of shares withheld related to tax withholdings	(49)	(13,167)	(9,926)	(520,395)
Proceeds from secured loan	1,000,000
Proceeds from unit and pre-funded unit offering, net			9,178,960
Proceeds from the exercise of pre-funded warrants			1
Proceeds from the ATM offering program, net		761,178	1,854,565	1,828,119
Proceeds from the issuance of convertible notes				18,000,000
Principal payments of convertible notes	(4,917,356)	(1,515,000)	(1,432,273)	(4,571,472)
Proceeds received from private placement offering	500,000
Proceeds from the issuance of convertible redeemable preferred stock, net			4,294,500
Redemption of convertible redeemable preferred stock			(5,250,000)
Net cash used in financing activities	(3,417,405)	(766,989)	8,635,827	14,736,252
Effect of exchange rate changes on cash and restricted cash	52,911	9,225	(22,225)	18,623
Net change in cash and restricted cash	(6,855,122)	(9,309,712)	(6,259,271)	(3,898,114)
Cash and restricted cash of continuing operations – beginning of period	7,877,755	13,087,627	13,087,627	18,286,481
Cash and restricted cash of discontinued operations – beginning of period	305,500	1,354,899	1,354,899	54,159
Cash and restricted cash – beginning of period	8,183,255	14,442,526	14,442,526	18,340,640
Cash and restricted cash of continuing operations – end of period	1,328,133	4,409,290	7,877,755	13,087,627
Cash and restricted cash of discontinued operations – end of period		723,524	305,500	1,354,899
Cash and restricted cash – end of period	1,328,133	5,132,814	8,183,255	14,442,526
Cash paid for income taxes, net of refunds received		19,466	15,684	10,570
Cash paid for interest, net	787,187	151,500	256,440	507,941
Supplemental disclosure of non-cash investing and financing activity:
Vesting of restricted stock units		25,000	50,000	42
Settlement of convertible notes in common stock	1,512,101	3,925,500	3,925,500	11,610,586
Stock-based compensation capitalized as software development		12,618	19,764	36,915
Capitalized software additions included in accounts payable		1,045,299	17,974	554,127
Fixed asset additions included in accounts payable		24,614
Termination of contingent consideration obligation in connection with sale of discontinued operations	2,283,806
Conversion of exchangeable shares to common stock	255,877	138,419	180,647	18,038,944
Settlement of other liabilities in common stock		49,528	49,529	430,015
Shares returned in connection with acquisition (see Note 4)		940,000	940,000
Shares issued in connection with asset purchase				300,000
Reduction to accrued expenses from an acquisition-related working capital settlement		$ 160,000	$ 160,000